Inventories (Details) - MYR (RM)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Inventories [Abstract]
Cost of inventories recognised as cost of sales	RM 79,900,000	RM 4,531,816
Impairment loss			RM 94,000